Average Annual Total Returns{- Fidelity Europe Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Europe Fund	Fidelity Europe Fund Return Before Taxes Past 1 year	Fidelity Europe Fund Return Before Taxes Past 5 years	Fidelity Europe Fund Return Before Taxes Past 10 years	Fidelity Europe Fund After Taxes on Distributions Past 1 year	Fidelity Europe Fund After Taxes on Distributions Past 5 years	Fidelity Europe Fund After Taxes on Distributions Past 10 years	Fidelity Europe Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Europe Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Europe Fund After Taxes on Distributions and Sales Past 10 years	MS002 Past 1 year	MS002 Past 5 years	MS002 Past 10 years
Total	18.27%	8.26%	6.63%	18.07%	7.06%	5.90%	11.16%	6.26%	5.26%	5.63%	7.06%	5.59%